General (Details)	Jun. 30, 2019	Jun. 30, 2018
General (Textual)
Consolidated revenues percentage	52.00%
United States [Member]
General (Textual)
Consolidated revenues percentage	52.00%	37.00%
Japan [Member]
General (Textual)
Consolidated revenues percentage	24.00%
Philippines [Member]
General (Textual)
Consolidated revenues percentage		26.00%